Income Tax Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current	$ (1,264)	$ 1,131	$ (2,650)	$ (1,381)
Deferred	(551)	673	1,612	673
Income tax (expense) recovery	$ (1,815)	$ 1,804	$ (1,038)	$ (708)